Trade and other receivables	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables	Trade and other receivables

	$ million
	Dec 31, 2022		Dec 31, 2021
	Current	Non-current	Current	Non-current
Trade receivables	39,334	—	34,717	—
Lease receivables	206	1,090	228	1,285
Other receivables	9,737	3,247	8,240	3,761
Amounts due from joint ventures and associates	2,722	423	1,048	499
Prepayments and deferred charges	14,511	2,160	8,975	1,520
Total	66,510	6,920	53,208	7,065
The fair value of financial assets included above approximates the carrying amount and was determined from predominantly unobservable inputs.
Other receivables at December 31, 2022, include receivables from certain governments in their capacity as joint arrangement partners of $717 million (2021: $1,225 million), after provisions for impairments, that are overdue in part or in full. Recoverability and timing thereof are subject to uncertainty, however, the ultimate risk of default on the carrying amount is considered to be low. Other receivables at December 31, 2022, also included current income tax receivables of $363 million (2021: $550 million) and non-current income tax receivables of $469 million (2021: $366 million).
Provisions for impairments deducted from trade and other receivables amounted to $1,510 million at December 31, 2022 (2021: $1,497 million).
Allowance for expected credit losses - trade receivables
Shell uses a provision matrix to calculate expected credit losses (ECLs) for trade receivables. The provision matrix is initially based on Shell’s historical observed default rates. Shell calculates the ECL to adjust the historical credit loss experienced with forward-looking information.
The ECL at December 31, 2022, is $214 million (2021: $155 million), which represents 0.45-0.54% (2021: 0.45-0.51%) of all trade receivables.
A loss allowance provision of $841 million (2021: $876 million) was established, in addition to all other impairments to trade receivables as at December 31, 2022, that are outside of the provision matrix calculations.

Lease receivables
Lease contracts where Shell is the lessor are classified as finance leases or operating leases. Receivables for lease contracts classified as finance leases are as follows:

		$ million
	Dec 31, 2022	Dec 31, 2021
Less than one year	257	278
Between 1 and 5 years	792	852
5 years and later	532	715
Total undiscounted lease payments receivable	1,581	1,845
Unearned finance income	270	339
Net investment in leases	1,311	1,506
In addition, at December 31, 2022, Shell is entitled to future contractual payments under operating leases of $389 million (2021: $431 million).